Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000
Previously Paid Amount	0
Total Fee Amount	11,482.50
Total Offset Amount	0
Net Fee	$ 11,482.50